Intangible Assets - Schedule of Net Intangible Assets (Details) - USD ($)	Jan. 31, 2026	Jul. 31, 2025
Schedule of Net Intangible Assets [Abstract]
Total	$ 320,000	$ 320,000
Less: accumulated amortization	(320,000)	(320,000)
Intangible assets